OTHER REAL ESTATE OWNED ("OREO")	12 Months Ended
Dec. 31, 2013
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
OTHER REAL ESTATE OWNED ("OREO")

NOTE 8. OTHER REAL ESTATE OWNED (“OREO”)

An analysis of OREO for the years ended December 31, 2013 and December 31, 2012 follows (in thousands):

	2013	2012
Balance at beginning of year	$57,767	$65,640
Transfers from loan portfolio	27,535	47,977
Impairments	(3,580)	(10,320)
Sales	(47,040)	(45,530)

Balance at end of year	$34,682	$57,767

	2013	2012
Composition of ending balance
Commercial real estate	$16,410	$29,582
Land and development	13,385	23,292
1-4 single family residential	4,887	4,893

Total	$34,682	$57,767